Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies
Description of Business

Description of Business

MEDIROM Healthcare Technologies Inc. (the "Company") and its five subsidiaries (collectively, the "Group") are one of the leading holistic health services providers in Japan. The Group is a franchiser and operator of healthcare salons across Japan and is a preferred platform partner for large consumer brands, healthcare service providers, and government entities to affect positive health outcomes. The Group primarily engages in two lines of business: Relaxation Salon Segment (retail) and Digital Preventative Healthcare Segment (healthtech). Refer to description below and Note 6 for segment information.

Relaxation Salon Segment (See Note 6 for segment information)

The Relaxation Salon Segment is the core of our business, whereby we own, develop, operate, or franchise and support relaxation salons. Our salon locations cover major cities throughout Japan, with strong market presence in the Tokyo metropolitan area. The Segment includes several Relaxation Salon brands including Re.Ra.Ku®, and as of June 30, 2021 and December 31, 2020, it has a total of 313 and 290 salons, respectively. The following table presents total number of salons by operation type:

	Number of
	Relaxation Salons
	As of June 30,	As of December 31,
	2021	2020
Directly-operated	188	150
Franchised	125	140
Total	313	290

See Note 2, “Business Combination” for the number of salons acquired during the period. The results of operations of directly-operated salons converted to franchised salons in sale transactions with franchisees were not material either individually or in the aggregate to the unaudited condensed consolidated financial statements.

Digital Preventative Healthcare Segment (See Note 6 for segment information)

The Digital Preventative Healthcare Segment mainly consists of the following operations: government-sponsored Specific Health Guidance program, utilizing our internally-developed on-demand health monitoring smartphone application, LAV®; our MOTHER Tracker® under development for fitness applications.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which the Group is incorporated and principally operates. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial statements. Accordingly, they do not include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information.

The results of operations for interim period are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2021 or for any other future annual or interim period. The accompanying unaudited condensed consolidated financial information should be read in conjunction with the Company’s annual financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2020, which was filed with the SEC on May 17, 2021.

Initial Public Offering

Initial Public Offering

The Company completed the initial public offering (IPO) of 800,000 shares of common stock in the form of American Depositary Shares (ADSs) at a price to the public of $15.00 per share on December 31, 2020. Each ADS represents one common share. The Company's ADSs are traded on the Nasdaq Capital Market. The Company recognized aggregate net proceeds of approximately ¥765,867 thousand after deducting underwriting discounts and commissions of ¥69,653 thousand and offering costs of ¥402,760 thousand, which net amount was credited to shareholders' equity. Tax effects associated with costs from the initial public offering of ¥123,325 thousand was credited to equity.

As described in Note 21, on February 1, 2021, the Company sold an additional 60,000 ADSs representing 60,000 shares of common at the initial offering price of $15.00 per ADS, pursuant to the partial exercise of the over-allotment option to purchase up to 120,000 ADSs granted to the underwriters in connection with the initial public offering. The Company received aggregate net proceeds of approximately ¥87,642 thousand after deducting underwriting discounts and commissions. The remaining over-allotment option expired on February 12, 2021.

Recent Developments and Liquidity

Recent Developments and Liquidity

In the six months ended June 30, 2021, the Company experienced negative cash flows from operations and also used a significant amount of cash for acquisitions and investments. In addition, it has had losses from operations since 2020, and has had a working capital deficit and an accumulated deficit since inception. Management evaluates the Company’s ability to continue as a going concern for one year after the date of the unaudited condensed consolidated financial statements are available for issuance.

During the first half of 2021, the Japanese government issued multiple Declarations of Emergency for COVID-19, which impacted Tokyo and other prefectures where our salons are located. This affected the operation of our salons located in shopping malls and spa facilities. Under Declarations of Emergency, up to 28 salons had shortened operation and 36 salons temporarily closed their operation. As a result, our sales and profitability have not fully recovered. We are managing our operations by relocating therapists from closed or shortened salons to those lacking enough therapists, or issuing furlough to those who cannot be relocated to other open salons and applying for governmental subsidies. As of this report, all Declarations of Emergency had been lifted nationwide. However, the duration and extent of COVID-19’s impact is not reasonably possible to estimate due to the uncertainty about the spread of the virus. This could lead to lower sales, further relaxation salon closures, delays in development of our business, which could continue to materially affect our financial condition and results of operations.

The Company expects that its cash and cash equivalents will be sufficient to fund its operating expenses, capital expenditure requirements and debt service obligations through early 2022 and that the Company would require additional capital in the future.  Management believes it will be able to raise capital in the short-term through the sales of directly-owned salons. We may also consider obtaining additional financing through the issuance of our common stock or through other equity or debt financings, and we may also look into refinancing our existing debt obligations. The Company, however, is dependent upon its ability to secure equity and/or debt financing and there are no assurances that the Company will be successful. In addition, management is actively pursuing restoring profitability of our relaxation salon business.

Recent Developments and Liquidity

Pursuant to Accounting Standards Update ("ASU") No. 2014-15, Presentation of Financial Statement Going Concern (Subtopic 205-40), management evaluates the Company's ability to continue as a going concern for one year after the date of the financial statements are available for issuance. Management has performed its evaluation as of the date of the accompanying financial statements and determined that, although there are uncertainties, none of these conditions or events, considered in the aggregate, raise substantial doubt about the Company's ability to continue as a going concern.

On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 as a pandemic. The outbreak is having an impact on the global economy, resulting in rapidly changing market and economic conditions. National and local governments around the world instituted certain measures, including travel bans, prohibitions on group events and gatherings, shutdowns of certain non-essential businesses, curfews, shelter-in-place orders and recommendations to practice social distancing. The outbreak and associated restrictions that have been implemented have had a material adverse impact on the Company's business and cash flow from operations, similar to many businesses.

In response to this outbreak, the Japanese government issued a Declaration of a State of Emergency (the "Declaration") on April 7, 2020. The Declaration resulted in a significant reduction in guest traffic at our relaxation salons due to changes in consumer behavior as social distancing practices. On April 21, 2020, the Company announced the temporary closure of almost all of its relaxation salons located across the country until May 6, 2020. The Declaration was lifted in Japan on May 25, 2020, however, other restrictions have been continuously encouraged by the Japanese government. In September, 2020, substantially all of the Company's relaxation salons were in operation.

Because our operating results substantially depend upon our relaxation salons’ revenue volumes and profitability, the two months of idleness in April and May materially impacted our revenues. The Company implemented cost measures to mitigate topline degradation to the business from this pandemic, including reductions in executive and employee compensation and deferral of nonessential spend in order to limit the impact on our operations and financial results. Additionally, in order to further strengthen its cash position and provide financial flexibility in light of the current uncertainty arising from the COVID-19 pandemic, the Company entered into additional loan agreements with Japan Finance Corporation and Higashi-Nippon Bank, Limited to borrow ¥230,000 thousand collectively as of June 30, 2020. Furthermore, the Company entered into additional loan agreements with Higashi-Nippon Bank, Limited to borrow ¥170,000 thousand as of July 28, 2020 and to borrow additional ¥175,000 thousand from the same bank as of November 30, and entered into loan agreements with The Shoko Chukin Bank, Ltd. to borrow ¥100,000 thousand as of December 31, 2020. The Company also applied for the subsidy program for employment adjustment by the Japanese government with COVID-19 special treatment, which incentivizes companies to retain their employees. During 2020, the Company received ¥111,581 thousand from the subsidy program. The subsidy can help to cover the payroll costs of furloughed employees. The Japanese government subsidies of non-operating nature with no further conditions to be met are recorded as non-operating income in "other income (expense)" in the consolidated statements of (loss) income when received. In December 2020, the Company received aggregate net proceeds of ¥765,867 thousand that it will use for working capital and general corporate purposes.

On January 7, 2021, Japanese government issued the second Declaration of Emergency for COVID-19, which applied to Tokyo, Kanagawa, Saitama, and Chiba prefectures and was planned to be effective from January 8 to February 7, 2021. In the declaration, the government requested shopping malls and other large-sized commercial properties, where many of our salons are located, to close stores at 8 p.m. The declaration also requested businesses to introduce remote work from home, which also impacted sales of our salons located in business districts. On January 13, 2021, the government expanded the declaration to seven other prefectures (Osaka, Kyoto, Hyogo, Aichi, Gifu, Fukuoka, and Tochigi). On February 2, 2021, the government decided to extend the declaration till March 7 over ten prefectures excluding Tochigi. On February 28, 2021, the government released six prefectures excluding Tokyo, Kanagawa, Saitama, and Chiba from the declaration. On March 5, 2021, the government decided to extend the declaration over the four prefectures till March 21. On March 21, 2021, the second Declaration of Emergency was fully lifted. Despite it having an adverse impact on our sales activities during the period, compared to the first Declaration of Emergency, in which most of shopping malls voluntarily closed the whole properties, there was much less impact. During the second declaration, 76 salons had shortened operations and 1-2 salons fully closed operations.

On April 23, 2021, the Japanese government issued the third Declaration of Emergency applicable to Tokyo, Osaka, Hyogo, Kyoto during the period from April 25 to May 11. The declaration requested department stores and other large-sized commercial properties to close operation. This affected the operation of our salons located in shopping malls and spa facilities.  As of May 10, 2021, 28 salons had shortened operation and 36 salons fully closed their operation. On May 6, 2021, the government announced it will extend the declaration till May 31 and add Fukuoka and Aichi prefectures to the scope of the declaration.

Although the declarations have been adversely affecting our business, we are managing our operations by relocating therapists from closed or shortened salons to those lacking enough therapists, or issuing furlough to those who cannot be relocated to other open salons and applying for governmental subsidies.

As of this report, the duration and extent of COVID-19's impact is not reasonably possible to estimate due to the uncertainty about the spread of the virus. This could lead to lower sales, further relaxation salon closures, delays in development of our business, which could continue to materially affect our financial condition and results of operations.

Whereas management presently expects proceeds from existing loans, subsidies, and the net proceeds received from our IPO, to be sufficient to fund operating needs and existing debt obligations and does not currently expect to require additional capital for the next 12 months, no assurance can be provided as to the ultimate resolution of the foregoing matters and their ultimate impact on the Company's financial position, results of operations and cash flows.

Consolidation and Variable Interest Entities

Consolidation and Variable Interest Entities

The condensed consolidated financial statements include the accounts of the Company and the following wholly owned subsidiaries: JOYHANDS WELLNESS Inc., Bell Epoc Wellness Inc., Decollte Wellness Corporation., Medirom Human Resources Inc., and SAWAN CO. LTD. All intercompany transactions have been eliminated in consolidation. The Company evaluates its investments and other significant relationships to determine whether any investee is a variable interest entity (“VIE”). If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investee, its obligation to absorb the expected losses of the investee and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the non-controlling interest of other beneficiaries of that entity. There is no VIE where the Company is the primary beneficiary as of June 30, 2021 and December 31, 2020.

Consolidation and Variable Interest Entities

The consolidated financial statements include the accounts of the Company and the following wholly owned subsidiaries: JOYHANDS WELLNESS Inc., Bell Epoc Wellness Inc., Decollte Wellness Corporation, and Medirom Human Resources Inc. All intercompany transactions have been eliminated in consolidation. Investments in companies over which the Company has significant influence but not control are accounted for by the equity method. The Company evaluates its investments and other significant relationships to determine whether any investee is a variable interest entity (“VIE”). If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investee, its obligation to absorb the expected losses of the investee and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the non-controlling interest of other beneficiaries of that entity. There is no VIE where the Company is the primary beneficiary as of December 31, 2020 and 2019.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, the allowance for doubtful accounts, fair value of intangible assets acquired through business combination, impairment of long-lived assets and goodwill, asset retirement obligations, valuation of stock-based compensation, and valuation of deferred tax assets. Management bases these estimates on assumptions that it believes to be reasonable under the circumstance, including considerations for the impact from the outbreak of the COVID-19 pandemic on the Company's business. Actual results may differ from these estimates in future periods when the COVID-19 pandemic continues to evolve and additional information becomes available.

Foreign Currency Translation

Foreign Currency Translation

The assets and liabilities of an equity method investee are translated into Japanese yen at the respective year-end exchange rates. All income and expense accounts are translated at weighted average rates. Translation adjustments arising from the use of differing exchange rates from period to period are included in accumulated other comprehensive income within shareholders' equity.

Exchange gains and losses resulting from foreign currency transactions and the conversion of monetary assets and liabilities denominated in foreign currencies are included in other income (expenses) in the consolidated statements of (loss) income.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and time deposits or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities of less than three months. There are no cash equivalents balances for the periods presented.

Time deposits presented in the consolidated balance sheets are short-term investments, these maturities are longer than three months but less than one year.

Accounts Receivable-Trade, Net

Accounts Receivable—Trade, Net

The accounts receivable-trade on the Company's consolidated balance sheets primarily includes accounts receivables from franchisees. The balance is presented net of an allowance for expected losses (i.e., doubtful accounts), primarily related to receivables from the Company's franchisees. The Company monitors the financial condition of its franchisees and records provisions for estimated losses on receivables when it believes franchisees are unable to make their required payments based on factors such as delinquencies and aging trends. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses incurred related to existing accounts and receivables. As of December 31, 2020 and 2019, the allowance for doubtful accounts related to accounts receivable-trade was ¥4,426 thousand and ¥22,920 thousand, respectively.

Accounts Receivable-Other and Long-Term Accounts Receivable-Other, Net

Accounts Receivable—Other and Long-Term Accounts Receivable—Other, Net

The accounts receivable—other on the Company's consolidated balance sheets primarily includes accounts receivable from commercial facility landlords and credit card companies related directly-operated salon's revenue and franchisee's revenue collected by these entities on behalf of the Group. As of December 31, 2020 and 2019, accounts receivable from commercial facilities and credit card companies of ¥302,227 thousand and ¥318,474 thousand, respectively, are included in the accounts receivable—other on the consolidated balance sheets. Receivable of ¥50,000 thousand for the sale of the Company's investment in Re.Ra.Ku (Hong Kong) Health Science and Technology Co., Limited is included in the accounts receivable—other as of December 31, 2019.

Long-term accounts receivable—other mainly consists of a non-interest bearing receivable due from an unrelated business entity, with a maturity of May 31, 2038, monthly repayment amounts of ¥720 thousand ¥1,200 thousand- and the principal balance due of ¥235,945 thousand and ¥247,450 thousand as of December 31, 2020 and 2019, respectively. The Company monitors the financial condition of its obligor and records provisions for estimated losses on receivables when it believes the obligors are unable to make their required payments. As of December 31, 2020 and 2019, the related discounts and allowance for doubtful accounts on long-term accounts receivable—other was ¥131,759 thousand and ¥141,256 thousand, respectively.

Concentrations

Concentrations

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash. The Company primarily places its cash with high-credit quality financial institutions. The Company's cash deposits, of up to ¥10,000 thousand are insured by the Japanese government. From time to time, the Company has deposits in excess of the insured amounts.

No single customer accounted for 10% or more of the Company's total revenues for the years ended December 31, 2020 and 2019.

Inventories

Inventories

Inventories consist principally of merchandise. A portion of inventories are also used for salon services. Inventories are stated at the lower of cost or net realizable value, cost being determined by the first-in, first-out method for merchandise.

Investments

Investments

The Company uses the equity method to account for equity investments over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights. The share of earnings or losses of the investee are recognized in the consolidated statements of (loss) income. Equity method adjustments include the company's proportionate share of investee income or loss and other adjustments required by the equity method. The Company evaluates its equity method investments for impairment whenever an event or change in circumstances occurs that may have a significant adverse impact on the fair value of the investment. If a loss in value has occurred and is deemed to be other than temporary, an impairment loss is recorded. Several factors are reviewed to determine whether a loss has occurred that is other than temporary, including absence of an ability to recover the carrying amount of the investment, the length and extent of the fair value decline, and the financial condition and future prospects of the investee.

Investments in equity securities, in which the Company does not have significant influence, and for which there is not a readily determinable fair value, are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments in the same issuer.

When the Company evaluates whether these non-marketable equity securities are impaired or not, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have significant adverse effect on the fair value of the securities (an impairment indicator).

The Company uses such impairment indicators as follows:

(1)	A significant deterioration in the earnings performance or business prospects of the investee.
(2)	A significant adverse change in the regulatory, economic, or technological environment of the investee.
(3)	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.
(4)	A recent example of the new issuance of a security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Leases

Leases

The Group considers whether a contract is a lease or if it contains a lease element when a contract is executed. If a contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration, such contract is determined to contain a lease element. When the contract contains a lease element, a lease is either classified as operating lease or finance lease when the Group is a lessee, and a sales-type lease or direct financing lease when the Group is a lessor.

The Group, as a lessee, applies the right-of-use model to account for lease transactions. Under the right-of-use model, right-of-use asset and lease liability are recognized at commencement date. The Group measures its lease liability at present value of future lease payments over the remaining term. The Group uses its incremental borrowing rate for the discount rate to calculate the present value of the payments since it is difficult and not practical to determine the interest rate implicit in the lease. The Group's incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Right-of-use asset is initially measured as the initial amount of the lease liability, plus any lease payments made to the lessor before the lease commencement date, plus any initial direct costs incurred, minus any lease incentives received. When the Group determines a lease term, if a lease contract contains an option to extend its lease term, we are reasonably certain to exercise such option so we include the extending period in its lease term. This is mainly due to the severe economic loss the Group may face for not exercising the right of extension, such as recognizing impairment loss of attached facilities and loss resulting from failure to receive the franchise fee originally obtainable. Initial lease terms are generally between 3 and 10 years.

For operating leases, the Group recognizes the minimum lease payments where it is the lessee and the minimum lease income where it is the lessor on a straight-line basis over the lease term, and reflects them as rental expenses and rental revenues, respectively, in the consolidated statements of (loss) income.

Operating rental expense includes amortization of right-of-use assets and interests on lease liability. Variable lease expenses are primarily linked to sales and are excluded from the measurement of lease liability.

Rental expenses are recorded in the consolidated statements of (loss) income based on the nature of the underlying lease. Rental expense related to leases for directly-operated salons and for leased properties that are subsequently subleased to franchisees are recorded to "Cost of revenue from directly-operated salons" and "Cost of franchise revenues," respectively, and rental expense related to leases for corporate offices is recorded to "Selling, general and administrative expenses."

Rental income for operating leases on properties subleased to franchisees is recorded to "Franchise revenue". Terms and conditions of the sublease agreements are arranged to pass through lease obligations under head leases to the franchisees. Sublease income is presented on a gross basis on the accompanying consolidated statements of (loss) income, as the Company remains the primary obligor.

For newly executed contracts, renewal and revision related to leases, estimates and certain assumptions are used to determine asset value, useful lives, discount rate, lease term, etc. and these have effects on (1) classification of lease, (2) measurement of rental payments and (3) measurement of lease asset. These results may differ if varying estimates and assumptions are used.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation of property and equipment is computed principally using the straight-line method based on the estimated useful life of the assets.

The useful lives for depreciation by major asset classes are as follows:

Leasehold improvements	Lesser of 15 years or the remaining lease term
Vehicles	6 years
Tools, furniture and fixtures	2-10 years

Other Intangible Assets, Net

Other Intangible Assets, Net

Other intangible assets with finite useful lives consist primarily of capitalized software and reacquired franchise rights. The Company capitalizes both eligible internal and external costs of developing or obtaining computer software for internal use. Costs incurred to develop internal-use software during the application development stage are capitalized until the software is substantially complete and ready for its intended use. Costs related to data conversion, training and maintenance costs associated with internal-use software are expensed as incurred. Capitalized software is amortized over the estimated useful life (3-5 years) using the straight-line method. The Company amortizes the fair value of reacquired franchise rights over the remaining contractual terms of the reacquired franchise rights at the time of the acquisition, which generally range from 1-5 years. Other intangible assets with indefinite useful lives consist primarily of trademarks that are generally recorded in connection with business combinations at their fair value.

Impairment of Long-lived Assets, Excluding Goodwill

Impairment of Long-lived Assets, Excluding Goodwill

The Company assesses impairment of long-lived assets at the individual salon level, as this is the lowest level for which identifiable cash flows are largely independent of other groups of assets and liabilities. The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when the estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying values. The impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its fair value. In determining the fair value, the Company uses present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual dispositions. During 2020, long-lived assets impairment charges related to continuing operations of ¥36,512 thousand and ¥69,989 thousand were recorded on property and equipment and right-of-use asset—operating leases, respectively. During 2019, long-lived assets impairment charges related to continuing operations of ¥9,825 thousand and ¥34,721 thousand were recorded on property and equipment and right-of-use asset—operating leases, respectively.

Goodwill

Goodwill

Goodwill represents the excess of cost over fair value of identifiable net assets acquired and assumed in business combinations. The Company generally records goodwill in connection with the acquisition of relaxation salons from franchisees. Upon the sale of relaxation salons to franchisees, goodwill is decremented. Goodwill and intangible assets that are deemed to have indefinite useful lives are subject to impairment testing. Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment assessments are performed at the reporting unit level, which is the same as the Company's operating segments. The Company utilizes a qualitative assessment for determining whether step one of the goodwill impairment analysis is necessary. If a step one test is considered necessary based on the qualitative factors, the Company compares the estimated fair value of a reporting unit to its carrying value. The carrying value of each reporting unit is based on the assets and liabilities associated with the operations of the reporting unit. The Company calculates estimated fair values of the reporting units based on discounted future cash flows utilizing estimates in annual revenue, service and product margins, fixed expense rates, allocated corporate overhead, directly-operated and franchise salon counts, and long-term growth rates for determining terminal value. If the carrying amount of a reporting unit exceeds its fair value, a loss will be recorded for the excess of the carrying value of the reporting unit over the fair value of the reporting unit. The Company did not recognize impairment losses for any goodwill during the years ended December 31, 2020 and 2019.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, which consist of direct incremental legal, consulting, accounting and other fees relating to the Company's initial public offering (IPO) completed on December 31, 2020, had been capitalized. These costs were reclassified to additional paid-in capital as a reduction from the IPO proceeds. Other incremental organization costs are expensed as incurred. As of December 31, 2020, there were no capitalized deferred offering costs in the consolidated balance sheets. As of December 31, 2019, there were ¥57,509 thousand of deferred offering costs capitalized in the consolidated balance sheets.

Asset Retirement Obligations

Asset Retirement Obligations

The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value and included in Non-current liabilities. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value, and the capitalized cost is depreciated over the asset's useful life.

Revenue Recognition

Revenue Recognition

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

Step 1: identification of the contract with a customer;

Step 2: identification of the performance obligations in the contract;

Step 3: determination of the transaction price;

Step 4: allocation of the transaction price to the performance obligations in the contract;

Step 5: recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue from Directly-Operated Salons

Revenues from directly-operated salons are recognized when services are provided at the salons.

Franchise Revenue

Franchise Revenue is comprised of (i) franchise fees, (ii) royalty income, (iii) staffing service revenue, (iv) sublease revenue, and (v) other franchise revenues. The Company and the franchisee enter into a franchise agreement which sets forth the standard terms and conditions of operating the franchised salon, as well as the fees and royalties over the term of the agreement. In most cases, an outsourcing agreement, is also entered into in conjunction with the franchise agreement that specifies the terms of the sublease arrangement with the franchisee. Upon the franchisee's request, the Company's therapists are dispatched to franchise locations and franchisees must pay dispatch fees in accordance with the dispatched employees' position.

(i) Franchise fees

The Company receives the entire non-refundable initial franchise fees from the franchisee based on franchise agreement. The franchise agreement typically has an initial term of five years. The services for operating the franchised salon provided by the Company under franchise contract are not separately identifiable within the contract, and are interrelated with the franchise right granted in the franchise agreement. As such the services are considered to represent a single performance obligation. The franchise agreement could be renewed prior to expiration by mutual consent and renewal franchise fees are paid by franchisee upon renewal of agreement. Initial franchise fees and expected renewal franchise fees are recognized as revenue ratably using the time-based input method over the expected average contract life (8-10 years), instead of the contract term, as there is a material right related to renewals.

(ii) Royalty income

The Company collects royalties, an amount calculated by multiplying a certain percentage to gross sales, on a monthly basis. The royalties are subject to the sales- and usage-based royalties constraint and are recognized as revenues based on the monthly royalty earned where such amount is determined on the basis of gross sales made from each salon.

(iii) Staffing service revenue

The Company also generates revenue from providing its therapists to franchisees, which are recognized as revenues based on the total number of working hours of the agency worker during the dispatched period. The Company has elected the 'as-invoiced' practical expedient for its staffing services where the fixed rate per hour is invoiced to the customer.

(iv) Sublease revenue

The Company leases the premises in which the majority of its franchisees operate, where the Company retains the head lease primary obligation, and has entered into corresponding sublease arrangements with franchisees. Revenues from sublease transactions with franchisees are recognized on a straight-line basis over the respective operating lease terms, or at the time of the underlying sales for variable lease payments, in accordance with Accounting Standards Codification ("ASC") 842 Leases ("ASC 842").

(v) Other franchise revenues

Other franchise revenues include other services provided to franchisees separately from the franchise agreements and include advertising, training, studio construction and hiring support. These services are primarily recognized as revenues when services are provided. The Company has elected the 'as-invoiced' practical expedient for its studio construction services where the consideration is invoiced to the customer.

Other Revenues

Other revenues are primarily from the Digital Preventive Healthcare segment, which include revenues from serving implementation of health and wellness programs (Specific Health Guidance Program), and are recognized when services are provided. Health monitoring wearable device service (MOTHER Tracker®) is still at the development stage and as such generates no revenue.

See Note 13 for further disclosures required under ASC 606 and Recently Adopted Accounting Pronouncements below for impacts of the ASC 606 adoption.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

Advertising Expenses

Advertising Expenses

Advertising costs are expensed as incurred and are recorded in "selling, general and administration expenses". Advertising expenses for the years ended December 31, 2020 and 2019 were ¥92,460 thousand and ¥77,911 thousand, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments at the fair value of the award on the grant date and recognizes the cost over the requisite service period which the employee is required to provide services in exchange for the award. Compensation expenses are recognized on a straight-line basis over the requisite service period of the awards which are expected to be vested. The Company accounts for forfeitures as they occur. The Company uses option pricing methods that require the input of subjective assumptions, including the expected term, expected volatility, dividend yield and risk-free interest rate.

The Company estimates the likelihood and the rate of achievement for performance sensitive stock-based awards at the end of each reporting period. Changes in the estimated rate of achievement can have a significant effect on the recorded stock-based compensation expense as the effect of a change in the estimated achievement level is recognized in the period the change occurs.

Income Taxes

Income Taxes

Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards and tax credits are expected to reverse.

Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company recognizes the financial statement effect of uncertain tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Accrued interest and penalties related to the unrecognized tax benefits are included in income tax (benefit) expense in the consolidated statements of (loss) income.

(Loss) Earnings Per Share

(Loss) Earnings Per Share

Basic and diluted (loss) earnings per common share are presented in conformity with the two-class method required for participating securities. Basic net (loss) income attributable to the Company per common share is computed by dividing net (loss) income attributable to the Company by the weighted-average number of shares of common stock outstanding during the year. Diluted net income attributable to the Company per common share reflects the potential dilutive effect of stock options. (See Note 15)

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

Income Taxes

In December 2019, the Financial Accounting Standards Board (“FASB”) issued ASU 2019-12 Income Taxes – Simplifying the Accounting for Income Taxes (Topic 740), which simplifies various aspects of the income tax accounting guidance and will be applied using different approaches depending on what the specific amendment relates to and, for public entities, are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company has adopted this standard effective January 1, 2021. The adoption of this standard did not have a material effect on the Company’s condensed consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires measurement and recognition of expected credit losses for financial assets measured at amortized cost, including accounts receivable, upon initial recognition of that financial asset using a forward-looking expected loss model, rather than an incurred loss model. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). The standard defers the effective dates of ASU 2016-13 for SEC filers that are eligible to be smaller reporting companies, non-SEC filers and all other companies. As a result, Topic 326 is effective for interim and annual reporting periods beginning in 2023. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

Investments

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topics 321, 323 and 815. The new standard addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. The standard is effective for the Company for fiscal years and interim periods beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires changes to be made prospectively. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

Reference Rate Reform

On January 7, 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which refines the scope of Accounting Standards Codification Topic (“ASC”) 848, Reference Rate Reform, and clarifies some of its guidance as part of the FASB’s ongoing monitoring of global reference rate reform activities. The ASU permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, computing variation margin settlements, and calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements

Revenue from Contracts with Customers

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers ("ASC 606”). The standard provides principles for recognizing revenue for the transfer of promised goods or services to customers in the amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. Additionally, the guidance requires improved disclosure to help users of financial statements better understand the nature, amount, timing, and uncertainty of revenue that is recognized. The new guidance supersedes most current revenue recognition guidance, including industry-specific guidance. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (ASC 606) and Leases (ASC 842) -Effective Dates for Certain Entities. The standard permits private entities that have not yet issued their financial statements or made financial statements available for issuance as of June 3, 2020 to adopt ASC 606 for annual reporting periods beginning after December 15, 2019.

The Company adopted ASC 606 as of January 1, 2020 using the modified retrospective method of adoption for contracts that were not completed as of the adoption and recognized a cumulative-effect adjustment to accumulated deficit of ¥(458,823) thousand. Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. As a result, the Company has changed its accounting policy for revenue recognition of franchise fees as detailed below. The adoption of this new guidance did not have a material impact for revenue recognition of other than franchise fees. The comparative periods have not been adjusted and continue to be reported under the previous revenue recognition guidance. The details of the significant changes and quantitative impact of the changes are discussed below.

Franchise fees

The adoption of the new revenue recognition guidance changed the timing of recognition of initial franchise fees and renewal franchise fees . Prior to the adoption of ASC 606, the Company recognized revenue under FASB Topic 605 Revenue Recognition ("ASC 605"). Under ASC 605, initial franchise fees are recognized as revenue when the franchised relaxation salon is opened as all material services and conditions related to the initial franchise fee have been substantially performed by the opening date. In addition, under ASC 605, renewal franchise fees are recognized as revenues at the beginning of the renewal term . Under the new revenue recognition guidance, the services for operating the franchised salon provided by the Company under franchise contract are not separately identifiable within the contract, and are interrelated with the franchise right granted in the franchise agreement. As such the services are considered to represent a single performance obligation. Therefor initial franchise fees and expected renewal franchise fees are recognized as revenue ratably over the expected average contract life (8-10 years), instead of the contract term, as there is a material right related to renewals.

Impacts on consolidated financial statements

Selected condensed consolidated balance sheets line items, which reflect the adoption of ASC 606, are as follows:

	Thousands of Yen
	As reported on	Effect of	As adjusted on
	December 31,	adoption of	December 31,
	2019	ASC 606	2019
Assets:
Deferred tax assets, net	222,505	202,496	425,001
Liabilities:
Accrued expenses	447,974	820	448,794
Contract liability (current)	―	201,559	201,559
Advances received	483,124	(6,137)	476,987
Long-term contract liability - net of current portion	―	465,077	465,077
Shareholders’ equity:
Accumulated deficit	¥(705,309)	¥(458,823)	¥(1,164,132)

Selected condensed consolidated balance sheets line items, which reflect the adoption of ASC606, are as follows:

	Thousands of Yen
			Balances
		Adjusted	without
As of December 31, 2020	As reported	amount	adoption
Assets:
Deferred tax assets, net	¥655,591	¥(135,345)	¥520,246
Liabilities:
Accrued expenses	889,112	(600)	888,512
Contract liability (current)	172,063	(172,063)	―
Advances received	461,665	26	461,691
Long-term contract liability - net of current portion	333,978	(333,978)	―
Shareholders’ equity (deficit):
Accumulated deficit	¥(1,703,302)	¥371,270	¥(1,332,032)

Selected condensed consolidated statement of (loss) income line items, which reflect the adoption of ASC606, are as follows:

	Thousands of Yen
			Balances
		Adjusted	without
Year ended December 31, 2020	As reported	amount	adoption
Revenues	¥3,341,617	¥(154,702)	¥3,186,915
Operating loss	(746,088)	(154,702)	(900,790)
Loss before income tax	(626,689)	(154,702)	(781,391)
Income tax benefit	(87,519)	(67,151)	(154,670)
Net loss	¥(539,170)	¥(87,551)	¥(626,721)

Selected condensed consolidated statement of cash flows line items, which reflect the adoption of ASC606, are as follows:

	Thousands of Yen
			Balances
		Adjusted	without
Year ended December 31, 2020	As reported	amount	adoption
Cash flows from operating activities:
Net loss	¥(539,170)	¥(87,551)	¥(626,721)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax expense	(107,264)	(67,151)	(174,415)
Changes in operating assets and liabilities:
Accrued expenses	206,706	220	206,926
Contract liability	(160,595)	160,595	―
Advances received	(15,322)	(6,113)	(21,435)
Net cash used in operating activities	¥(366,420)	¥ ―	¥(366,420)

Fair Value Measurement Disclosures

In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements. This amendment provides updates to the disclosure requirements on fair value measures in Topic 820 which includes the changes in unrealized gains and losses in other comprehensive income for recurring Level 3 fair value measurements, the option of additional quantitative information surrounding unobservable inputs and the elimination of disclosures around the valuation processes for Level 3 measurements. The Company has adopted this standard effective January 1, 2020. The adoption of this standard did not have a material effect on the Company's consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires measurement and recognition of expected credit losses for financial assets measured at amortized cost, including accounts receivable, upon initial recognition of that financial asset using a forward-looking expected loss model, rather than an incurred loss model. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). The standard defers the effective dates of ASU 2016-13 for SEC filers that are eligible to be smaller reporting companies, non-SEC filers and all other companies. As a result, Topic 326 is effective for interim and annual reporting periods beginning in 2023. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

Income Taxes

In December 2019, the FASB issued ASU 2019-12 Income Taxes - Simplifying the Accounting for Income Taxes (Topic 740), which simplifies various aspects of the income tax accounting guidance and will be applied using different approaches depending on what the specific amendment relates to and, for public entities, are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Company does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

Investments

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topics 321, 323 and 815. The new standard addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. The standard is effective for the Company for fiscal years and interim periods beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires changes to be made prospectively. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

Reference Rate Reform

On January 7, 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which refines the scope of Accounting Standards Codification Topic ("ASC") 848, Reference Rate Reform, and clarifies some of its guidance as part of the FASB's ongoing monitoring of global reference rate reform activities. The ASU permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, computing variation margin settlements, and calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.